Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Wages and Salaries	$ 6,214	$ 4,286	$ 4,345
Social security contributions	2,319	1,940	2,049
Net service costs	38	42	68
Total	$ 8,571	$ 6,268	$ 6,462